Off-Balance Sheet Items - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 1,284,082	$ 3,138,064
For Documentary Export and Import Credits	2,371,319	3,281,525
For Guarantees Granted	$ 6,244,273	$ 6,085,315